LEASE - Other information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
LEASE
Operating cash flows from operating leases	¥ 10,094	$ 1,443
ROU assets obtained in exchange for operating lease liabilities	¥ 70	$ 10
Weighted-average remaining lease terms (in years)	3 years 7 months 6 days	3 years 7 months 6 days
Weighted-average discount rate	5.07%	5.07%